RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2024
RECENT ACCOUNTING PRONOUNCEMENTS

4. RECENT ACCOUNTING PRONOUNCEMENTS

New and amended IFRS Accounting Standards that are effective for the current year:

Certain new accounting standards and interpretations have been published that are either applicable in the current year, or are not mandatory for the current period and have not been early adopted. We have assessed these standards, and they are not expected to have a material impact on the Company in the current or future reporting periods.

Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current with Covenants

The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current.

In addition, the amendment requires entities to disclose information to enable users of the financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.

The amendments were applied effective January 1, 2024. The amendments did not to have an impact on the Company’s consolidated financial statements.

Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback

The amendments require a seller/lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller/lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease. A seller-lessee applies the amendments retrospectively in accordance with IAS 8 Accounting Policies, Change in Accounting Estimates and Errors to sale or leaseback transactions entered into after the date of initial application.

The amendments were applied effective January 1, 2024. The amendment did not to have an impact on the Company’s consolidated financial statements.

Future Changes in Accounting Policies Not Yet Effective as at December 31, 2024:

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted.

Amendments to IAS 21 – Lack of Exchangeability

The amendments clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. In addition, the amendments require the disclosure of information that enables users of financial statements to understand the impact of currency not being exchangeable.

Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial instruments

The amendments provide guidance on the derecognition of a financial liability settled through electronic transfer, as well as the classification of financial assets for: contractual terms consistent with a basic lending arrangement; assets with non-recourse features and contractually linked instruments.

Additionally, the amendments introduce new disclosure requirements related to investments in equity instruments designated at fair value through other comprehensive income (“FVOCI”), and additional disclosures for financial instruments with contingent features.

The amendments to IFRS 9 and IFRS 7 regarding the Classification and Measurement of Financial Instruments with a mandatory application of the standard on annual reporting periods beginning on or after January 1, 2026.

Amendments to IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the IASB released IFRS 18. IFRS 18 replaces IAS 1 while carrying forward many of the requirements in IAS 1. IFRS 18 introduces new requirements: i) present specified categories and defined subtotals in the statement of earnings, ii) provide disclosures on management defined performance measures (MPMs) in the notes to the financial statements, iii) improve aggregation and disaggregation. IFRS 18 requires retrospective application with specific transition provisions.

IFRS 18 regarding the Presentation and Disclosure of Financial Statements with a mandatory application of the standard on annual reporting periods beginning on or after January 1, 2027.

These standards are currently being assessed for impact on our consolidated financial statements for future reporting periods.